SHARE-BASED COMPENSATION (Details) - $ / shares			1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jan. 07, 2022	Jan. 16, 2021	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
SHARE-BASED COMPENSATION
Share options granted						100,000	1,679,000
Exercise price (in USD per share)						$ 2.67	$ 1.04
Service conditions and Performance conditions
SHARE-BASED COMPENSATION
Share options granted						4,826,906	4,776,906
Employees | Modification of vesting schedules and conditions of share options
SHARE-BASED COMPENSATION
Share options granted	2,060,308
2021 Plan
SHARE-BASED COMPENSATION
Aggregate ordinary shares reserved for issuance		2,994,000
Incremental percent of shares		5.00%
2021 Plan | Employees
SHARE-BASED COMPENSATION
Share options granted			156,725	1,679,000
2021 Plan | Employees | Minimum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)				$ 0.94
2021 Plan | Employees | Maximum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)				$ 1.08
2021 Plan | Employee and External Directors
SHARE-BASED COMPENSATION
Share options granted					100,000
2021 Plan | Employee and External Directors | Minimum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)					$ 2.26
2021 Plan | Employee and External Directors | Maximum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)					$ 3.07
2021 Plan | Management personnel
SHARE-BASED COMPENSATION
Share options granted				425,905